--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. for the period January 1, 2002 through June 30, 2002.


The Fund had net assets of $185,571,089 and 457 active shareholders as of June 30, 2002.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff




Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity              Value                Standard
   Amount                                                                          Date     Yield     (Note 1)     Moody's  & Poor's
   ------                                                                          ----     -----      ------      -------  --------
Tax Exempt Commercial Paper (7.28%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Los Angeles County MTA (2nd Sales Revenue Notes) - Series A
              LOC Landesbank Hessen/Bank of America/Bayerische Hypovereinsbank/
              Credit Agricole/Morgan Guaranty Trust Company                     07/01/02    1.15%  $  5,000,000      P1       A1+
   3,500,000  Regents of The University of California - Series A                07/02/02    1.10      3,500,000      P1       A1+
   5,000,000  Regents of The University of California - Series A                07/02/02    1.35      5,000,000      P1       A1+
------------                                                                                       ------------
  13,500,000  Total Tax Exempt Commercial Paper                                                      13,500,000
------------                                                                                       ------------
Tax Exempt General Obligation Notes & Bonds (21.42%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,000,000  California School Cash
              Reserve Program Authority Pool Bonds - Series 2002A               07/03/03    1.67%  $  4,052,320     MIG-1    SP-1+
   2,495,000  Commonwealth of Puerto Rico Public Improvement Bonds
              Tender Option Certificates - Series 2001-1
              Insured by FSA                                                    08/01/02    2.73      2,495,000               A1
   4,000,000  County of Cuyahoga, OH Economic Development Bond
              (University School Project)
              LOC Key Bank, N.A.                                                12/01/02    1.65      4,048,665               A1
   4,000,000  County of Kern, CA TRAN - Series 2003                             07/01/03    1.66      4,032,960              SP-1+
   3,000,000  County of Santa Cruz, CA TRAN - Series 2003                       07/01/03    1.67      3,039,120     MIG-1
   3,000,000  Indiana Bond Bank Advanced Funding Notes - Series 2002            01/22/03    1.65      3,009,961     MIG-1    SP-1+
   1,000,000  Los Angeles County, CA UFSD TRAN - Series A                       07/01/03    1.65      1,008,360     MIG-1    SP-1+
   2,000,000  Los Angeles County, CA UFSD TRAN - Series C                       07/01/03    1.66      2,031,280     MIG-1    SP-1+
   5,000,000  Metropolitan Government of Nashville & Davidson Counties, TN
              (Vanderbilt University) - Series 1985A                            01/15/03    2.45      4,978,728     MIG-1     A1+
   2,000,000  Puerto Rico Commonwealth P-Floats (PA 843)
              Insured by FSA                                                    01/09/03    1.80      2,000,000               A1+
   1,000,000  State of California RAW - Series 2002B                            11/27/02    1.85      1,002,627     MIG-1    SP-1
   1,000,000  State of California RAW - Series 2002B                            11/27/02    1.85      1,000,201     MIG-1    SP-1
   5,000,000  State of Texas                                                    08/29/02    1.40      5,018,671     MIG-1    SP-1+
   2,000,000  Tulare County, CA Visalia UFSD TRAN - Series 2003                 07/02/03    1.67      2,026,160              SP-1+
------------                                                                                       ------------
  39,495,000  Total Tax Exempt General Obligation Notes & Bonds                                      39,744,053
------------                                                                                       ------------
Variable Rate Demand Instruments (b) (75.74%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,700,000  California Association for Bay Area Government Nonprofit Corp
              (Episcopal Homes Foundation Project)
              LOC Wells Fargo Bank, N.A.                                        02/01/25    1.20% $ 4,700,000                 A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity             Value              Standard
   Amount                                                                             Date    Yield    (Note 1)    Moody's  & Poor's
   ------                                                                             ----    -----     ------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,215,000  California EDFA (Fricke-Parks Press Inc. Project)
              LOC US Bank, N.A.                                                     05/01/23  1.25%  $  2,215,000            A1
   2,400,000  California HFA Multifamily - Series C
              Collateralized by Federal National Mortgage Association               07/15/13  1.10      2,400,000            A1+
   9,695,000  California HFA RB P-Floats - PZ18
              Insured by AMBAC Indemnity Corp.                                      08/01/29  1.38      9,695,000            A1+
   2,295,000  California IBM Trust Pool - Series 7                                  11/01/05  1.48      2,295,000            A1+
   2,900,000  California PCFA (Atlantic Ridgefield)                                 12/01/32  1.30      2,900,000   VMIG-1   A1
   1,100,000  California PCFA (Exxon Project) - Series 1989                         12/01/12  1.80      1,100,000     P1     A1+
   3,300,000  California PCFA PCRB (Homestake)
              LOC Bank of Nova Scotia                                               05/01/04  1.15      3,300,000     P1
   1,700,000  California State EDFA IDRB (Standard Abrasives Manufacturing Project)
              LOC Mellon Bank                                                       03/01/23  1.20      1,700,000            A1+
   4,930,000  California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series A
              LOC Allied Irish Bank                                                 08/01/30  1.15      4,930,000            A1
   1,200,000  California Statewide Community Development Authority RB
              (Sutter Health Group)
              Insured by AMBAC Indemnity Corp.                                      07/01/15  1.75      1,200,000   VMIG-1   A1
   2,000,000  California Statewide Communities Development (Karcher Properties)
              LOC Bayerische Hypovereinsbank, A.G.                                  12/01/19  1.25      2,000,000   VMIG-1
   3,100,000  California Sweetwater Union High School District COPS
              Insured by FSA                                                        06/01/13  1.20      3,100,000   VMIG-1   A1
   1,220,000  Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/11  1.20      1,220,000   VMIG-1
   3,690,000  Clipper Tax Exempt Certificates - Series 1999                         01/07/03  1.28      3,690,000   VMIG-1
   1,400,000  Colton, CA Redevelopment Agency 1985 Issue - Series A
              Guaranteed by Federal Home Loan Bank                                  05/01/10  1.20      1,400,000            A1+
   1,000,000  District of Columbia GO (General Fund Recovery) - Series B-1
              LOC Societe Generale                                                  06/01/03  2.00      1,000,000   VMIG-1   A1+
   2,960,000  Freemont, CA MHRB (Mission Well Project)
              LOC Bayerische Landesbank                                             09/01/14  1.20      2,960,000            A1+
   1,400,000  Golden Empire Schools Financial Authority (Kern High School District)
              LOC Bank of New York                                                  12/01/24  1.15      1,400,000            A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity             Value              Standard
   Amount                                                                             Date    Yield    (Note 1)    Moody's  & Poor's
   ------                                                                             ----    -----     ------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Gulf Coast Waste Disposal Authority
              (Exxon Corporation Baytown Chemical Plant)                            06/01/20  1.80%  $  3,000,000   VMIG-1   A1+
   3,223,000  Irvine, CA Improvement Board Act Assessment District #87-8
              LOC KBC Bank                                                          09/02/24  1.75      3,223,000   VMIG-1   A1
   1,590,000  Irvine, CA Public Facility (Infrastructure Authority Lease Capital)
              LOC Bayerische Hypovereinsbank, A.G.                                  11/01/10  1.20      1,590,000   VMIG-1   A1+
   3,000,000  Irvine Ranch, CA Water District
              LOC Landesbank Hessen                                                 10/01/04  2.00      3,000,000            A1+
   8,000,000  Los Angeles, CA
              (Department of Water and Power System) - Series 2001A                 07/01/34  1.85      8,000,000   VMIG-1   A1+
   1,000,000  Los Angeles, CA
              (Department of Water and Power System) - Series B-6                   07/01/34  1.85      1,000,000   VMIG-1   A1+
   1,500,000  Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association               04/15/28  1.10      1,500,000            A1+
   2,500,000  Los Angeles, CA IDA (P&C Poultry Distributors) (c)
              LOC Comerica Bank                                                     06/01/23  1.45      2,500,000
   1,370,000  Los Angeles, CA IDRB
              (Cereal Food Processors, Inc. Project) - Series 1995
              LOC Commerce Bank                                                     12/01/05  1.35      1,370,000            A1
   1,465,000  Los Angeles, CA MHRB
              Guaranteed by Federal Home Loan Bank                                  12/01/10  1.30      1,465,000            A1+
   1,500,000  Los Angeles, CA MTA - Series SG-55
              Insured by MBIA Insurance Corp.                                       07/01/18  1.20      1,500,000            A1+
   3,000,000  Los Angeles County, CA (Sand Canyon Project)
              LOC Citibank, N.A.                                                    11/01/06  1.35      3,000,000            A1+
   1,000,000  Metropolitan Water District of Southern California
              Waterworks RB - Series B                                              07/01/35  1.70      1,000,000   VMIG-1   A1+
   6,000,000  Metropolitan Water District of Southern California
              Waterworks RB - Series C-1                                            07/01/36  1.95      6,000,000   VMIG-1   A1+
   3,400,000  New York State ERDA (New York State Electric & Gas)
              LOC Bank One                                                          10/01/29  1.85      3,400,000   VMIG-1   A1+
   3,545,000  Orange County, CA Sanitation District COPS                            08/01/29  1.75      3,545,000   VMIG-1   A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity             Value              Standard
   Amount                                                                             Date    Yield    (Note 1)    Moody's  & Poor's
   ------                                                                             ----    -----     ------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Parish of Plaquemines, LA
              (British Petroleum Exploration & Oil Project) - Series 1994           10/01/24  1.95%  $  3,000,000     P1     A1+
   1,000,000  Pitkin County, CO IDRB (Aspen Skiing Company Project)
              LOC First National Bank of Chicago                                    04/01/16  1.85      1,000,000            A1+
   8,500,000  Sacramento County, CA MHRB
              (Shadowood Apartments Project) - Series 1992A
              LOC General Electric Capital Corporation                              12/01/22  1.30      8,500,000            A1+
   2,000,000  San Diego, CA MHRB (University Town Center Apartment)
              LOC Bank of America                                                   10/01/15  1.35      2,000,000   VMIG-1
   3,000,000  San Diego, CA (San Diego Museum of Art)
              LOC Allied Irish Bank                                                 09/01/30  1.30      3,000,000   VMIG-1
   1,675,000  Santa Clara County, CA MHRB (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association               02/15/27  1.10      1,675,000            A1+
   6,245,000  Simi Valley, CA MHRB - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation                  07/01/23  1.10      6,245,000   VMIG-1
   1,942,000  Southeast California Resource Recovery Facility Authority
              Lease Revenue Refunding Bonds - Series 1995A
              LOC Morgan Guaranty Trust Company/State Street Bank & Trust Company   12/01/18  1.15      1,942,000   VMIG-1   A1+
   4,800,000  State of California Department of Water Resources
              (Floating Rate Trust Receipt) - Series K3
              LOC Landesbank Hessen                                                 10/31/04  1.30      4,800,000   VMIG-1
   3,000,000  State of California GO RB
              Insured by FGIC                                                       09/01/21  1.18      3,000,000            A1+
   1,900,000  University of North Florida (Capital Improvement)
              LOC First Union National Bank                                         11/01/24  1.30      1,900,000   VMIG-1
   1,800,000  Vallejo, CA Housing Authority MHRB - Series C
              LOC Dresdner Bank                                                     01/01/08  1.20      1,800,000   VMIG-1
   1,900,000  West Basin Municipal Water District COPS
              (Recycled Water Project-Phase III)
              LOC Bayerische Hypovereinsbank, A.G.                                  08/01/29  1.15      1,900,000   VMIG-1   A1+
   1,500,000  Western Riverside County, CA Regional Wastewater Authority RB
              (Wastewater Treatment)
              LOC National Westminster Bank PLC                                     04/01/28  1.75      1,500,000   VMIG-1   A1+
------------                                                                                         ------------
 140,560,000  Total Variable Rate Demand Instruments                                                  140,560,000
------------                                                                                         ------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity             Value              Standard
   Amount                                                                             Date    Yield    (Note 1)    Moody's  & Poor's
   ------                                                                             ----    -----     ------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,225,000  City of Chico, CA IDRB (Gene E. Lynn Nursing Home Project)
              LOC Bank of America                                                   12/01/15  3.06%  $  3,225,000    P1       A1+
   2,130,000  Redevelopment Agency of The City of Morgan Hill
              (Kent Trust Project) - Series 1984B
              LOC Comerica Bank                                                     12/01/14  2.38      2,130,000    P1       A1
   1,180,000  Redevelopment Agency of The City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984
              LOC Wells Fargo Bank, N.A.                                            12/01/09  2.38      1,180,000    P1       A1+
------------                                                                                         ------------
   6,535,000  Total Variable Rate Demand Instruments - Private Placements                               6,535,000
------------                                                                                         ------------
              Total Investments (107.96%) (Cost $200,339,053+)                                        200,339,053
              Liabilities In Excess Of Cash And Other Assets (-7.96%)                                ( 14,767,964)
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $185,571,089
                                                                                                     ============
              Net Assets Value, offering and redemption price per share:
              Class A Shares, 161,778,977 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
              Class B Shares,  24,261,922 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============


              +     Aggregate cost for federal income tax purposes is identical.














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

KEY:
    COPS     =  Certificates of Participation                 LOC      =  Letter of Credit
    EDFA     =  Economic Development Finance Authority        MHRB     =  Multi-Family Housing Revenue Bond
    ERDA     =  Energy and Research Development Authority     MTA      =  Metropolitan Transit Authority
    FSA      =  Financial Securities Assurance                PCFA     =  Pollution Control Finance Authority
    FGIC     =  Financial Guaranteed Insurance Company        PCRB     =  Pollution Control Revenue Bond
    GO       =  General Obligation                            RAW      =  Revenue Anticipation Warrant
    HFA      =  Housing Finance Authority                     RB       =  Revenue Bond
    IDA      =  Industrial Development Authority              TRAN     =  Tax and Revenue Anticipation Note
    IDRB     =  Industrial Development Revenue Bond           UFSD     =  Unified School District
















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
================================================================================




INVESTMENT INCOME

Income:
  Interest......................................................................      $         1,391,687
                                                                                       ------------------
Expenses: (Note 2)
  Investment management fee.....................................................                  296,918
  Administration fee............................................................                  207,843
  Shareholder servicing fee (Class A)...........................................                  175,378
  Custodian expenses............................................................                   30,913
  Shareholder servicing and related shareholder expenses+.......................                   89,351
  Legal, compliance and filing fees.............................................                   63,299
  Audit and accounting..........................................................                   65,477
  Directors' fees...............................................................                    4,580
  Other.........................................................................                    2,889
                                                                                       ------------------
    Total expenses..............................................................                  936,648
    Less: Expenses paid indirectly (Note 2).....................................      (             4,298)
          Management fee waived (Note 2)........................................      (           114,987)
                                                                                       ------------------
    Net expenses................................................................                  817,363
                                                                                       ------------------
Net investment income...........................................................                  574,324

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                    3,443
                                                                                       ------------------
Increase in net assets from operations..........................................      $           577,767
                                                                                       ==================




+ Include class specific transfer agency expenses of $56,998 and $5,642 for Class A and Class B shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                     Six Months
                                                                        Ended                     Year
                                                                    June 30, 2002                Ended
                                                                     (Unaudited)           December 31, 2001
                                                                      ---------            -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income......................................      $     574,324            $   6,142,085
   Net realized gain (loss) on investments....................              3,443                  348,799
                                                                    -------------             ------------
Increase in net assets from operations........................            577,767                6,490,884

Dividends to shareholders from net investment income:
   Class A....................................................      (     483,832)*          (   2,908,499)*
   Class B....................................................      (      85,493)*          (   3,148,484)*
Capital share transactions (Note 3):
   Class A....................................................      (  23,628,214)           (  13,439,617)
   Class B....................................................          4,486,744            ( 355,740,024)
                                                                    -------------             ------------
   Total increase (decrease)..................................      (  19,133,028)           ( 368,745,740)
Net assets:
   Beginning of period........................................        204,704,117              573,449,857
                                                                    -------------             ------------
   End of period .............................................      $ 185,571,089            $ 204,704,117
                                                                    =============             ============
   Undistributed net investment income........................      $      90,102            $      85,102


* Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. The Funds financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the average daily net assets with respect to only Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan with respect only to Class A shares.

For the period ended June 30, 2002, the Manager voluntarily waived investment management fees and administration fees of $10,000 and $104,987, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $49,906 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Included under the same caption are expense offsets of $4,298.

3. Capital Stock.

At June 30, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $186,040,899. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                           Year
Class A                                              Ended                             Ended
-------                                          June 30, 2002                   December 31, 2001
                                                 -------------                   -----------------
Sold...................................            236,971,235                        604,361,208
Issued on reinvestment of dividends....                419,549                          2,846,963
Redeemed...............................        (   261,018,998)                   (   620,647,788)
                                                --------------                     --------------
Net (decrease).........................        (    23,628,214)                   (    13,439,617)
                                                ==============                     ==============

                                                  Six Months                           Year
Class B                                              Ended                             Ended
-------                                          June 30, 2002                   December 31, 2001
                                                 -------------                   -----------------
Sold...................................            117,817,527                        731,679,672
Issued on reinvestment of dividends....                 78,139                          2,947,156
Redeemed...............................        (   113,408,922)                   ( 1,090,366,852)
                                                --------------                     --------------
Net increase (decrease)................              4,486,744                    (   355,740,024)
                                                ==============                     ==============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at June 30, 2002 amounted to $559,912. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 2002 through December 31, 2009.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 62% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.


                                                  Six Months                      Year Ended December 31,
                                                    Ended       ----------------------------------------------------------
Class A                                         June 30, 2002
-------                                          (Unaudited)      2001         2000         1999         1998        1997
                                                  ---------     -------      -------      -------      -------     -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   -------      -------      -------      --------     -------     -------
Income from investment operations:
  Net investment income.........................     0.003        0.016        0.027        0.022        0.025       0.028
Less distributions:
  Dividends from net investment income..........   ( 0.003)     ( 0.016)     ( 0.027)     ( 0.022)     ( 0.025)    ( 0.028)
                                                    ------       ------       ------       ------       ------      ------
Net asset value, end of period..................   $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   =======      =======      =======      =======      =======     =======
Total Return....................................     0.28%(a)     1.57%        2.75%        2.25%        2.48%       2.84%
Ratios/Supplemental Data
Net assets, end of period (000).................   $161,370     $184,975     $198,530     $233,890     $209,916    $182,653
Ratios to average net assets:
  Expenses, net of fees waived(b)...............     0.85%(c)     0.79%        0.85%        0.86%        0.88%       0.82%
  Net investment income.........................     0.56%(c)     1.60%        2.67%        2.23%        2.43%       2.80%
  Management and administration fees waived.....     0.12%(c)     0.04%        0.00%        0.00%        0.01%       0.05%
  Expenses paid indirectly......................     0.00%(c)     0.00%        0.00%        0.00%        0.00%       0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued).


                                                  Six Months                      Year Ended December 31,
                                                    Ended       ----------------------------------------------------------
Class B                                         June 30, 2002
-------                                          (Unaudited)      2001         2000         1999         1998        1997
                                                  ---------     -------      -------      -------      -------     -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   -------      -------      -------      --------     -------     -------
Income from investment operations:
  Net investment income.........................     0.004        0.018        0.030        0.025        0.027       0.030
Less distributions:
  Dividends from net investment income..........   ( 0.004)     ( 0.018)     ( 0.030)     ( 0.025)     ( 0.027)    ( 0.030)
                                                    ------       ------       ------       ------       ------      ------
Net asset value, end of period..................   $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   =======      =======      =======      =======      =======     =======
Total Return....................................     0.38%(a)     1.79%        2.99%        2.49%        2.76%       3.08%
Ratios/Supplemental Data
Net assets, end of period (000).................   $24,201      $19,729      $374,920     $206,604     $30,190     $15,163
Ratios to average net assets:
  Expenses, net of fees waived(b)...............     0.64%(c)     0.58%        0.62%        0.62%        0.60%       0.58%
  Net investment income.........................     0.76%(c)     1.92%        2.97%        2.61%        2.72%       3.10%
  Management and administration fees waived.....     0.12%(c)     0.04%        0.00%        0.00%        0.01%       0.05%
  Expenses paid indirectly......................     0.00%(c)     0.00%        0.00%        0.00%        0.00%       0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                       Directors and Officers Information
                                 June 30, 2002+

--------------------- --------------- -------------- -------------------------- --------------------- ------------------

                       Position(s)       Term of      Principal Occupation(s)        Number of              Other
  Name, Address1,       Held with        Office             During Past          Portfolios in Fund     Directorships
      and Age              Fund       and Length of           5 Years                 Complex              held by
                                       Time Served                                  Overseen by           Director
                                                                                Director or Officer
--------------------- --------------- -------------- -------------------------- --------------------- ------------------
Disinterested Directors:
--------------------- --------------- -------------- -------------------------- --------------------- ------------------
 Dr. W. Giles            Director         1987       Professor of Business      Director/Trustee of          N/A
 Mellon,                                             Administration in the      eleven other
 Age 71                                              Graduate School of         portfolios
                                                     Management, Rutgers
                                                     University, with which
                                                     he has been associated
                                                     since 1966.
--------------------- --------------- -------------- -------------------------- --------------------- ------------------
Robert Straniere,        Director         1987       Owner, Straniere Law       Director/Trustee of     WPG Funds Group
Esq.,                                                Firm since 1980 and        eleven other
Age 61                                               counsel at Fisher,         portfolios
                                                     Fisher & Berger since
                                                     1995.
--------------------- --------------- -------------- -------------------------- --------------------- ------------------
Dr. Yung Wong,           Director         1987       Managing Director of       Director/Trustee of          N/A
Age 63                                               Abacus Associates, an      eleven other
                                                     investment firm, since     portfolios
                                                     1996.
--------------------- --------------- -------------- -------------------------- --------------------- ------------------

1 The address for each of the above directors/officers of California Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                       Directors and Officers Information
                           June 30, 2002+ (continued)



---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

                        Position(s)    Term of Office   Principal Occupation(s)    Number of Portfolios       Other
   Name, Address1,       Held with     and Length of          During Past                   in            Directorships
       and Age              Fund        Time Served             5 Years                Fund Complex          held by
                                                                                   Overseen by Director      Director
                                                                                        or Officer
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Interested Directors/Officers:
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
                                                       Manager and President of
Steven W. Duff,        President and        1994       Reich & Tang Asset          Director/Trustee            N/A
Age 48                 Director2                       Management, LLC ("RTAM,     and/or Officer of
                                                       LLC"), a registered         sixteen other
                                                       Investment Advisor.         portfolios
                                                       Associated with RTAM, LLC
                                                       since 1994.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
                                                       Executive Vice President,
Richard De Sanctis,    Treasurer and        1992       CFO and Treasurer of        Officer of sixteen          N/A
Age 45                 Assistant                       RTAM, LLC.  Associated      other portfolios
                       Secretary                       with RTAM, LLC Since 1990.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
                                                       Senior Vice President of
Molly Flewharty,       Vice President       1987       RTAM, LLC. Associated       Officer of sixteen          N/A
Age 51                                                 with RTAM, LLC since 1977.  other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
                                                       Senior Vice President of
Rosanne Holtzer,       Secretary and        1998       RTAM, LLC.  Associated      Officer of sixteen          N/A
Age 37                 Assistant                       with RTAM, LLC since 1986.  other portfolios
                       Treasurer
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
                                                       Senior Vice President of
Lesley M. Jones,       Vice President       1987       RTAM, LLC. Associated       Officer of ten other        N/A
Age 54                                                 with RTAM, LLC since 1973.  portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
                                                       Executive Vice President
Dana E. Messina,       Vice President       1989       of RTAM, LLC.  Associated   Officer of thirteen         N/A
Age 45                                                 with RTAM, LLC since 1980.  other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

1 The address for each of the above directors/officers of California Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.






















                               Semi-Annual Report
                                  June 30, 2002
                                   (Unaudited)













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

















------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020


Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020



CA6/02S

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